GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.39%
64,366	Element Solutions Inc	$ 1,177,254
41,367	Orion Engineered Carbons SA	815,757
19,077	Steel Dynamics Inc	968,349
		2,961,360
Communications — 3.73%
12,078	Calix Inc(a)	418,624
26,350	Ciena Corp(a)	1,441,872
4,436	Criteo SA Sponsored ADR(a)	154,062
5,905	Eventbrite Inc Class A(a)	130,855
3,094	fuboTV Inc(a)(b)	68,439
5,545	Magnite Inc(a)(b)	230,727
17,798	Mimecast Ltd(a)	715,658
9,895	Ooma Inc(a)	156,836
14,265	Open Lending Corp Class A(a)	505,266
5,977	Zendesk Inc(a)	792,670
		4,615,009
Consumer, Cyclical — 12.43%
28,738	American Eagle Outfitters Inc	840,299
2,758	Burlington Stores Inc(a)	824,091
24,891	Callaway Golf Co	665,834
23,367	Container Store Group Inc(a)(b)	388,827
51,195	Extended Stay America Inc	1,011,101
3,575	Five Below Inc(a)	682,074
5,572	Fox Factory Holding Corp(a)	707,978
3,335	Gentherm Inc(a)	247,157
7,043	Green Brick Partners Inc(a)	159,735
11,121	IAA Inc(a)	613,212
40,835	International Game Technology PLC	655,402
27,059	KAR Auction Services Inc	405,885
1,418	LGI Homes Inc(a)	211,722
6,650	Lindblad Expeditions Holdings Inc(a)	125,685
36,901	Lions Gate Entertainment Corp Class B(a)	476,023
3,004	Malibu Boats Inc Class A(a)	239,359
9,350	Ollie's Bargain Outlet Holdings Inc(a)	813,450
11,887	OptimizeRx Corp(a)	579,491
7,460	Papa John's International Inc	661,254
2,569	Rush Enterprises Inc Class A	128,013
8,069	Shyft Group Inc	300,167
19,134	Skyline Champion Corp(a)	866,005
11,265	Sleep Number Corp(a)	1,616,415
13,309	Sonos Inc(a)	498,688
20,453	Sun Country Airlines Holdings Inc(a)	701,129
36,398	Wabash National Corp	684,282
40,253	Westport Fuel Systems Inc(a)(b)	289,419
		15,392,697
Consumer, Non-Cyclical — 32.47%
16,903	Achilles Therapeutics PLC(a)	279,745
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,212	Adaptive Biotechnologies Corp(a)	$ 572,175
35,415	Amicus Therapeutics Inc(a)	349,900
11,457	AMN Healthcare Services Inc(a)	844,381
7,975	Arena Pharmaceuticals Inc(a)	553,385
15,334	ASGN Inc(a)	1,463,477
16,515	AtriCure Inc(a)	1,082,063
44,067	Avantor Inc(a)	1,274,858
26,236	Axonics Modulation Technologies Inc(a)(b)	1,571,274
6,917	Axsome Therapeutics Inc(a)(b)	391,641
1,040	Beam Therapeutics Inc(a)(b)	83,242
9,993	Black Diamond Therapeutics Inc(a)(b)	242,430
7,599	Blueprint Medicines Corp(a)	738,851
18,963	Cardiovascular Systems Inc(a)	727,041
2,908	CareDx Inc(a)	198,006
3,153	Castle Biosciences Inc(a)	215,854
4,962	Celsius Holdings Inc(a)	238,424
3,504	Central Garden & Pet Co(a)(b)	203,267
73,919	Cerus Corp(a)	444,253
9,809	ChemoCentryx Inc(a)	502,613
8,196	CONMED Corp	1,070,316
21,210	Constellation Pharmaceuticals Inc(a)	496,102
15,166	Curis Inc(a)(b)	171,679
24,214	Cytokinetics Inc(a)	563,218
46,648	elf Beauty Inc(a)	1,251,566
7,085	Emergent BioSolutions Inc(a)	658,267
26,181	Evo Payments Inc Class A(a)	720,501
5,355	FTI Consulting Inc(a)	750,289
10,826	HealthEquity Inc(a)	736,168
12,184	ICF International Inc	1,064,882
5,033	ICON PLC(a)	988,330
15,403	Immunovant Inc(a)	247,064
1,248	Inari Medical Inc(a)	133,536
4,117	Insmed Inc(a)	140,225
1,096	Inspire Medical Systems Inc(a)	226,861
5,669	Intra-Cellular Therapies Inc(a)	192,349
8,783	Ionis Pharmaceuticals Inc(a)	394,884
11,866	Iovance Biotherapeutics Inc(a)	375,678
881	Karuna Therapeutics Inc(a)	105,923
5,179	Krystal Biotech Inc(a)	398,990
19,015	LiveRamp Holdings Inc(a)	986,498
3,031	Mirati Therapeutics Inc(a)	519,210
8,121	Monro Inc	534,362
7,272	Myovant Sciences Ltd(a)(b)	149,658
3,378	NanoString Technologies Inc(a)	221,968
3,802	Novocure Ltd(a)	502,548
15,901	Oak Street Health Inc(a)(b)	862,947
9,608	Omnicell Inc(a)	1,247,791
28,229	Orchard Therapeutics PLC ADR(a)	204,943
3,847	OrthoPediatrics Corp(a)	187,541
8,444	Pacira BioSciences Inc(a)	591,840
20,040	Performance Food Group Co(a)	1,154,504
24,748	PetIQ Inc(a)(b)	872,615
4,615	Pliant Therapeutics Inc(a)(b)	181,508

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,082	PRA Health Sciences Inc(a)	$ 932,553
3,145	Pulmonx Corp(a)(b)	143,852
5,586	Quanterix Corp(a)	326,613
68,326	Rigel Pharmaceuticals Inc(a)	233,675
3,751	Rocket Pharmaceuticals Inc(a)	166,432
4,383	Scholar Rock Holding Corp(a)	222,043
351	Seer Inc(a)(b)	17,557
9,663	Seres Therapeutics Inc(a)	198,961
2,366	Shockwave Medical Inc(a)	308,195
8,911	SI-BONE Inc(a)	283,459
18,739	Silk Road Medical Inc(a)	949,130
21,482	Syneos Health Inc(a)	1,629,410
13,184	Tactile Systems Technology Inc(a)	718,396
3,095	TG Therapeutics Inc(a)	149,179
24,878	Theravance Biopharma Inc(a)	507,760
13,052	Trillium Therapeutics Inc(a)(b)	140,179
4,621	Turning Point Brands Inc	241,078
6,028	Turning Point Therapeutics Inc(a)	570,189
6,038	US Physical Therapy Inc	628,556
2,585	Veracyte Inc(a)	138,944
2,787	WEX Inc(a)	583,096
3,229	Willdan Group Inc(a)	132,550
6,747	Xenon Pharmaceuticals Inc(a)	120,771
		40,224,219
Energy — 0.09%
2,078	TPI Composites Inc(a)	117,261
Financial — 9.04%
12,037	Argo Group International Holdings Ltd	605,702
29,664	BRP Group Inc Class A(a)	808,344
21,463	Essent Group Ltd	1,019,278
7,613	Evercore Inc Class A	1,002,937
3,665	eXp World Holdings Inc(a)	166,941
21,619	Focus Financial Partners Inc Class A(a)	899,783
10,223	Goosehead Insurance Inc Class A	1,095,701
13,958	Palomar Holdings Inc(a)	935,744
10,267	QTS Realty Trust Inc REIT Class A	636,965
10,059	Ryman Hospitality Properties Inc REIT	779,673
1,861	Silvergate Capital Corp Class A(a)	264,578
17,140	Stifel Financial Corp	1,097,988
13,123	Triumph Bancorp Inc(a)	1,015,589
1,930	Trupanion Inc(a)	147,085
23,273	Virtu Financial Inc Class A	722,627
		11,198,935
Industrial — 14.66%
3,089	908 Devices Inc(a)(b)	149,817
Shares		Fair Value
Industrial — (continued)
5,733	A O Smith Corp	$ 387,608
8,402	Advanced Drainage Systems Inc	868,683
11,020	Atkore Inc(a)	792,338
1,937	Atlas Air Worldwide Holdings Inc(a)	117,072
22,341	AZEK Co Inc(a)	939,439
19,363	Boise Cascade Co	1,158,488
9,587	Chart Industries Inc(a)	1,364,709
5,365	CryoPort Inc(a)(b)	279,034
6,074	Dycom Industries Inc(a)	563,971
3,034	Generac Holdings Inc(a)	993,483
40,111	Hayward Holdings Inc(a)	677,074
1,696	Hydrofarm Holdings Group Inc(a)	102,303
6,510	Ichor Holdings Ltd(a)	350,238
23,971	Ingersoll Rand Inc(a)	1,179,613
26,926	KBR Inc	1,033,689
15,301	Knight-Swift Transportation Holdings Inc	735,825
27,470	Kratos Defense & Security Solutions Inc(a)	749,382
9,362	Masonite International Corp(a)	1,078,877
10,675	Mercury Systems Inc(a)	754,189
5,149	Montrose Environmental Group Inc(a)	258,428
5,496	nLight Inc(a)	178,070
26,000	PGT Innovations Inc(a)	656,500
5,588	Raven Industries Inc	214,188
28,624	Schneider National Inc Class B	714,741
22,640	SPX Corp(a)	1,319,233
4,506	Woodward Inc	543,559
		18,160,551
Technology — 21.62%
7,606	Agilysys Inc(a)	364,784
49,718	Allscripts Healthcare Solutions Inc(a)	746,516
15,049	Black Knight Inc(a)	1,113,476
49,964	Box Inc Class A(a)	1,147,174
1,694	Cardlytics Inc(a)	185,832
4,260	Cerence Inc(a)	381,611
5,137	CEVA Inc(a)	288,443
34,074	Clarivate PLC(a)	899,213
50,502	Cloudera Inc(a)	614,609
4,031	CMC Materials Inc	712,641
17,321	Cornerstone OnDemand Inc(a)	754,849
7,129	CyberArk Software Ltd(a)	922,065
3,331	Digital Turbine Inc(a)	267,679
38,312	Evolent Health Inc Class A(a)	773,902
15,283	FormFactor Inc(a)	689,416
3,617	Health Catalyst Inc(a)	169,167
3,463	Impinj Inc(a)	196,941
11,082	Lumentum Holdings Inc(a)	1,012,341
31,251	Nuance Communications Inc(a)	1,363,794
14,199	Onto Innovation Inc(a)	933,016
2,629	Outset Medical Inc(a)	142,991
30,342	PagerDuty Inc(a)(b)	1,220,659

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
11,193	PAR Technology Corp(a)(b)	$ 732,134
11,812	Phreesia Inc(a)	615,405
13,583	PTC Inc(a)	1,869,699
4,351	PubMatic Inc Class A(a)(b)	214,591
11,871	Rambus Inc(a)	230,772
13,379	Silicon Motion Technology Corp ADR	794,579
1,805	Simulations Plus Inc	114,148
18,240	Sprout Social Inc Class A(a)	1,053,543
20,421	SS&C Technologies Holdings Inc	1,426,815
135	Sumo Logic Inc(a)(b)	2,546
7,122	Tabula Rasa HealthCare Inc(a)(b)	327,968
8,010	Talend SA ADR(a)	509,756
10,838	Telos Corp(a)	410,977
8,274	Teradyne Inc	1,006,780
2,381	Upland Software Inc(a)	112,359
25,863	Verra Mobility Corp(a)	350,056
4,529	Viant Technology Inc Class A(a)	239,539
60,793	Zuora Inc Class A(a)	899,736
94,735	Zynga Inc Class A(a)	967,244
		26,779,766
Utilities — 0.26%
3,848	Ameresco Inc Class A(a)	187,128
5,134	Evoqua Water Technologies Corp(a)	135,024
		322,152
TOTAL COMMON STOCK — 96.69% (Cost $84,423,665)		$119,771,950
GOVERNMENT MONEY MARKET MUTUAL FUNDS
725,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.03%(d)	725,000
699,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.04%(d)	699,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.15% (Cost $1,424,000)		$1,424,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.69%
$ 301,466	Repurchase agreement (principal amount/value $301,464 with a maturity value of $301,464) with JP Morgan Securities, 0.01%, dated 3/31/21 to be repurchased at $301,466 on 4/1/21 collateralized by U.S. Treasury securities, 0.00% - 2.00%, 10/15/25 - 11/15/50, with a value of $307,493.(c)	$ 301,466
1,425,393	Undivided interest of 3.27% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $1,425,393 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(c)	1,425,393
1,425,393	Undivided interest of 3.41% in a repurchase agreement (principal amount/value $41,899,857 with a maturity value of $41,899,869) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $1,425,393 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.13% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(c)	1,425,393

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,425,393	Undivided interest of 4.96% in a repurchase agreement (principal amount/value $28,750,806 with a maturity value of $28,750,814) with Bank of America Securities Inc, 0.01%, dated 3/31/21 to be repurchased at $1,425,393 on 4/1/21 collateralized by Federal National Mortgage Association securities, 1.00% - 5.50%, 6/1/24 - 1/1/59, with a value of $29,325,822.(c)	$ 1,425,393
TOTAL SHORT TERM INVESTMENTS — 3.69% (Cost $4,577,645)		$4,577,645
TOTAL INVESTMENTS — 101.53% (Cost $90,425,310)		$125,773,595
OTHER ASSETS & LIABILITIES, NET — (1.53)%		$(1,900,351)
TOTAL NET ASSETS — 100.00%		$123,873,244
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2021.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2021.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2021

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2021